RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade payables	[1]	$ 0		$ 104
Related parties' expenses amounts charged to research and development expenses	[1]	$ 0	$ 99

[1]	For the six-month period ended June 30, 2019, the Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. Since January 1, 2020, such party is not considered related party anymore.